Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 4,464,079	$ 3,340,238
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(5,813,213)	(4,316,583)
Interest expense – debt discount	8,966
Changes in operating assets and liabilities:
Prepaid expenses	599,440	(680,663)
Accounts payable and accrued expenses	(28,629)	125,533
Due to affiliate	116,250	122,689
Net cash used in operating activities	(653,107)	(1,408,786)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions	284,916,127
Cash deposited to Trust Account		(294,687,500)
Net cash provided by (used in) investing activities	284,916,127	(294,687,500)
Cash flows from financing activities:
Proceeds from Initial Public Offering net of underwriting fees		282,500,000
Proceeds from sale of private units		14,645,000
Repayment of promissory note - related party		(252,915)
Payment of offering costs		(298,540)
Redemption of ordinary shares	(284,916,127)
Proceeds from Sponsor note	155,848
Net cash provided by financing activities	(284,760,279)	296,593,545
Net change in cash	(497,259)	497,259
Cash, beginning of year	497,259
Cash, end of year		497,259
Noncash investing and financing activity
Initial value of Class A ordinary shares subject to possible redemption		294,687,500
Deferred underwriting commissions payable charged to additional paid in capital	(10,812,500)	10,812,500
Remeasurement of Class A ordinary shares to redemption value	5,813,213	33,209,323
Sponsor shares contributed for no redemption of shares	118,298
Non-cash convertible preferred unit accrued	719
Visiox Pharmaceuticals, Inc. [Member]
Cash flows from operating activities:
Net loss	(10,635,247)	(4,135,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity based compensation expense	1,554,962	1,368,047
Amortization of debt discount	427
Change in fair value of derivative liability	23
Changes in operating assets and liabilities:
Accounts payable	1,004,816	843,311
Accrued expenses	361,590	148,710
License fee	6,000,000
Net cash used in operating activities	(1,713,429)	(1,775,548)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred units	600,000	2,280,000
Proceeds from issuance of convertible promissory note payable	1,000,000
Net cash provided by financing activities	1,600,000	2,280,000
Net change in cash	(113,429)	504,452
Cash, beginning of year	649,406	144,954
Cash, end of year	535,977	649,406
Noncash investing and financing activity
Non-cash convertible preferred unit accrued	123,079	159,051
Issuance of preferred units related to company incorporation	(134)
Conversion to delaware corporation	267
Derivative liability discount	$ 10,004